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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1000 Second Avenue, Suite 1200
         Seattle, WA 98104

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles F. Pollnow IV
Title: Manager of Triple Frond Partners LLC
Phone: 206-332-1215

Signature, Place, and Date of Signing:


/s/ Charles F. Pollnow IV               Seattle, WA   May 1 , 2011
-------------------------------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Managers Reporting for this Manager: None.

List of Other Included Managers:

No.   Form 13F File Number                Name
---   --------------------   ------------------------------
1     28-13332               Hawk Hill Capital Partners, LP

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:      271,091
                                          (thousands)

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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                              TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT                ---------------------
NAME OF ISSUER                  CLASS      CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION OTHER MANAGERS    SOLE   SHARED NONE
--------------               ---------- ----------- -------- --------- --- ---- ---------- -------------- --------- ------ ----
COCA COLA ENTERPRISES INC       COM     19122 T10 9   30,030 1,100,000 SH       SOLE       1              1,100,000
DIAGEO P L C                  SPON ADR   25243Q20 5   22,485   295,000 SH       SOLE       1                295,000
EMBOTELLADORA ANDINA S A     SPON ADR A 29081P 20 4    9,827   414,624 SH       SOLE       1                414,624
EMBOTELLADORA ANDINA S A     SPON ADR B 29081P 30 3    1,070    36,575 SH       SOLE       1                 36,575
HCC INS HLDGS INC               COM     404132 10 2   25,523   815,180 SH       SOLE       1                815,180
LIFE TIME FITNESS INC           COM     53217R 20 7   22,711   608,720 SH       SOLE       1                608,720
MCGRATH RENTCORP                COM     580589 10 9   12,366   453,481 SH       SOLE       1                453,481
MEDTRONIC INC                   COM     585055 10 6   33,327   846,950 SH       SOLE       1                846,950
PROGRESSIVE CORP OHIO           COM     743315 10 3   33,808 1,600,000 SH       SOLE       1              1,600,000
RENAISSANCERE HOLDING LTD       COM       G7496G103   10,349   150,000 SH       SOLE       1                150,000
TALECRIS BIOTHERAPEUTICS HLD    COM     874227 10 1   21,440   800,000 SH       SOLE       1                800,000
TIME WARNER CABLE INC           COM     88732J 20 7   48,155   675,000 SH       SOLE       1                675,000
                                                     -------
                                                     271,091
                                                     -------